INCOME TAXES - Schedule of Income Taxes Attributed to Continuing Operations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Current income tax expense (recovery)	$ (948)	$ 12,106
Deferred income tax expenses	0	0	$ 322,897
Total income tax expense (recovery)	$ (948)	$ 12,106	$ (459,855)